Supplementary cash flow information - Summary of Change in Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in non-cash working capital
Accounts receivable and other	$ 6,029	$ (1,471)
Inventories	(16,410)	20,775
Accounts payable and accrued liabilities	25,637	(12,876)
Total	$ 15,256	$ 6,428